Share capital and Contributed Surplus	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of classes of share capital [abstract]
Share capital and Contributed Surplus [Text Block]

16. Share capital and Contributed Surplus

As disclosed in Note 1, the 1-for-70 Reverse Split effected on October 28, 2022 has been applied retrospectively herein.

Share capital

Authorized

KWESST is authorized to issue an unlimited number of common shares.

Issued Common Shares

	Number	Issued Price	Amount
Outstanding at December 2018	3	$66.67	$200

Issued for directors converted loans (1)	92,857	$0.34	31,308
Issued for parent company converted loans (2)	152,857	$3.06	467,000
Issued for directors converted loans (3)	21,429	$7.00	150,000
Issued for converted debt and accrued interest (4)	44,350	$14.00	620,897
Issued in private placement (5)	72,500	$14.00	1,014,948

Outstanding at December 31, 2019	383,996		$2,284,353

Issued in private placement (6)	37,500	$28.00	1,050,000
Issued in private placement (6)	12,082	$35.00	422,875
Issued in asset acquisition (7)	9,957	$16.80	167,280
Issued for converted debt and accrued interest (8)	6,523	$39.20	255,718
Issued for new converted debt and accrued interest (9)	45,858	$28.96	1,328,163
Issued in private placement (10)	229	$34.93	8,000
Issued for consulting services (11)	871	$37.19	32,393
Issued for exercise of stock options (12)	1,743	$44.80	78,080
Issued for performance bonus (13)	14,929	$49.00	731,500
Issued in brokered private placement (14)	62,994	$49.01	3,087,138
Shares from Foremost's QT (15)	12,836	$49.00	628,949
Outstanding at September 30, 2020	589,518		$10,074,449
Less: share offering costs			(699,886)
Total share capital at September 30, 2020			$9,374,563

2019 Activities

(1) During the first quarter of 2019, the directors converted $32,500 of loans into 92,857 of units of KWESST Inc. (''Units''). Each Unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire 1/70 of a common share at a price of $14.00 per share and with an expiry date of June 14, 2024.

(2) During the first quarter of 2019, the corporate shareholder of KWEEST Inc. converted $467,000 of loans into 152,857 common shares.

(3) During the third quarter of 2019, the directors converted $150,000 of loans into 21,429 common shares.

(4) During the third quarter of 2019, KWESST Inc. converted $560,007 of debt and $60,890 of interest into 44,350 common shares.

(5) During the third quarter of 2019, KWESST Inc. closed a non-brokered private placement raising $1,014,948 at a value of $14.00 per share by issuing 72,500 common shares.

2020 Activities

(6) During the first quarter of 2020, KWESST Inc. closed a non-brokered private placement, raising gross proceeds of $1,050,000 at $28.00 per share and another non-brokered private placement raising gross proceeds of $422,875 at $35.00 per share. Total share offering costs amounted to $45,283.

(7) See Note 4(b).

(8) See Note 15.

(9) During the second quarter of fiscal 2020, KWESST Inc. closed on approximately $1.1 million gross proceeds from a non-brokered private placement for unsecured convertible notes, with automatic conversion upon a Liquidity Event including the listing of the Company on the TSX-V.  In light of the Company going public during the third quarter of fiscal 2020, resulting in the automatic conversion of these notes, management concluded that under IAS 38 the recognition of these notes should be equity and not debt.  At the QT, these convertible notes were converted to 35,398 common shares. In connection with these notes, the note holders earned interest at a rate of 15% per annum. Because the notes were treated as equity instruments, the total accrued interest of $59,112 was not recognized in the profit or loss. This accrued interest was converted to 1,877 common shares at QT. Additionally, as an inducement, the note holders also received 25% of the principal amount in the from KWESST common shares based on a stock price of $31.50, resulting in the issuance 8,583 common shares. In connection with this private placement, KWESST incurred $58,065 of offering costs settled in cash and warrants.

(10) During the second quarter of fiscal 2020, KWESST issued 229 common shares under a non-brokered private placement.

(11) During the second quarter of fiscal 2020, KWESST issued 871 common shares as settlement for consulting services rendered.

(12) See below - Stock Options.

(13) During the third quarter, KWESST settled performance bonuses in the form of 643 common shares. Additionally, KWESST awarded 7,143 common shares each to two M&A / capital market advisors for successfully assisting KWESST to complete a QT, in accordance with their respective consulting agreement. One of the two advisors is a related party (see Note 10).

(14) During the third quarter and as part of the QT, KWESST closed a brokered private placement led by PI Financial Corp., resulting in gross proceeds of $3,086,687 before share offering costs of $325,887 settled in both cash and warrants.

(15) See Note 4(a).

Warrants

The following reflects the warrant activities for KWESST:

	# of Warrants	Exercise Price	Fair Value	Weighted average remaining life (years)	Expiry Date
Warrants outstanding at December 31 2018	-	$-	$-	-

Granted	6,500,000	$0.20	$1,192	3.25	January 1 2024
Granted	2,000,000	$0.20	$19,858	3.71	June 14 2024

Warrants outstanding at December 31, 2019	8,500,000		$1,192

Issued in private placement	15,000	$0.40	$2,265	1.33	January 30 2022
Issued in private placement	84,622	$0.45	$13,515	1.60	May 8 2022
Issued in asset acquisition (see Note 4)	750,000	$0.50	$180,000	2.29	June 12 2022
Issued in private placement	235,428	$0.70	$60,340	1.77	July 9 2022

Warrants outstanding at September 30, 2020	9,585,050		$257,312	3.22

2019 Activities:

Warrants were issued to major shareholders, which a portion was subsequently reallocated to the Executive Chairman's controlling company (DEFSEC) and strategic advisor (See Note 10). Management determined that the estimated fair value for 6.5 million warrants issued on January 1, 2019, was insignificant. For the remaining two million warrants, management estimated the fair value for these warrants using the Black-Sholes pricing model with the following inputs:

Warrants @ $0.20
1/70 of stock price	$0.044
Volatility	66.75%
Dividend Yield	Nil
Risk-free interest rate	1.40%
Expected life	5

Weighted average fair value per warrant	$0.0099

2020 Activities:

In connection with private placements, warrants were issued as compensation to brokers and consultants. Additionally, KWESST issued 750,000 warrants to SageGuild LLC in connection with the technology acquisition.

Management estimated fair value of the warrants using the Black-Scholes pricing model with the following key inputs:

	Warrants @ $0.40	Warrants @ $0.45	Warrants @ $0.70
1/70 of stock price	$0.40	$0.50	$0.70
Volatility	68%	68%	67%
Dividend Yield	Nil	Nil	Nil
Risk-free interest rate	1.47%	0.27%	0.29%
Expected life	2	2	2

Estimated fair value per warrant	$0.15	$0.20	$0.26

Stock options

KWESST has a rolling stock option plan (the ''Plan'') that authorizes the Board of Directors to grant incentive stock options to directors, officers, consultants and employees, whereby a maximum of 10% of the issued common shares are reserved for issuance under the Plan. Under this Plan, the exercise price of each option may not be less than the market price of KWESST's shares at the date of grant. The maximum term for options is five years. Options are granted periodically and generally vest over two years.

The following table shows the status of the Plan:

	Number of options	Weighted average exercise price
Options outstanding at December 31, 2019	-	$-

Granted	29,357	45.50
Options from the Foremost qualifying transaction	1,224	32.90
Exercised	(1,743)	35.00
Options outstanding at September 30, 2020	28,838	$45.50

Options exercisable at September 30, 2020	7,474	$42.00

The following table presents information about stock options outstanding at September 30, 2020:

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Number exercisable
$33.00	1,224	2.71	1,224
$35.00	2,614	0.67	-
$46.00	13,214	4.41	3,304
$49.00	11,786	4.79	2,946
	28,838	4.15	7,474

At September 30, 2020, there were 30,113 stock options available for grant under the Plan.

During 2020, KWESST granted 29,357 options (2019 - nil) and recorded stock-based compensation expenses of $283,084 (2019 - $nil) related to the vesting of options. The per share weighted-average fair value of stock options granted in 2020 was $16.10 on the date of grant using the Black-Scholes option model with the following weighted-average assumptions:

Stock price	$28.00 to $49.00
Exercise price	$28.00 to $49.00
Volatility	67.71%
Dividend Yield	Nil
Risk-free interest rate	0.65%
Expected life (years)	4.15

Weighted-average fair value per option	$ 16.10

Management estimated a forfeiture rate of nil%, except for an option grant of 7,143 at $49.00 each where forfeiture rate was set at 50% based information available subsequent to September 30, 2020.

15. Share capital and Contributed Surplus

As disclosed in Note 1(b), the 1-for-70 Reverse Split effected on October 28, 2022, has been applied retrospectively herein.

a) Share capital

Authorized

KWESST is authorized to issue an unlimited number of common shares.

Issued Common Shares

	September 30, 2022		September 30, 2021		September 30, 2020
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	699,511	$17,215,068	589,518	$9,374,563	383,996	$2,284,353
Issued in private placement	22,857	$272,000	10,714	$1,110,000	49,811	$1,480,875
Issued for exercise of warrants	19,000	$277,098	10,380	$815,307	-	$-
Issued for bonus shares relating to borrowings (Note 10)	18,525	$411,692	-	$-	-	$-
Issued for conversion of share units	8,349	$874,840	138	$12,498	-	$-
Issued for acquisition (Note 4(a))	3,965	$377,503	-	$-	-	$-
Issued for conversion of contingent shares (Note 4(a))	875	$83,319	-	$-	-	$-
Issued for debt settlements	143	$19,000	1,305	$63,866	-	$-
Issued in brokered private placement	-	$-	51,087	$3,611,818	62,994	$3,087,138
Issued for exercise of stock options	-	$-	18,195	$1,292,015	1,743	$78,080
Issued for asset acquisition (Note 4(b))	-	$-	14,286	$1,290,000	9,957	$167,280
Issued for exercise of broker compensation options	-	$-	2,459	$347,680	-	$-
Issued for amended license (Note 26)	-	$-	1,429	$137,000	-	$-
Issued for conversion of 15% 2020 converted notes	-	$-	-	$-	45,858	$1,328,163
Issued for performance bonus	-	$-	-	$-	14,929	$731,500
Shares from Foremost's QT (Note 4(c))	-	$-	-	$-	12,836	$628,949
Issued for conversion of 10% 2019 converted notes	-	$-	-	$-	6,523	$255,718
Issued for consulting services	-	$-	-	$-	871	$32,393
Less: share offering costs for the year	-	$(33,880)	-	$(839,679)	-	$(699,886)
Balance, end of year	773,225	$19,496,640	699,511	$17,215,068	589,518	$9,374,563

2022 Activities

Private Placement

On July 14, 2022, we closed a non-brokered private placement, resulting in the issuance of 22,857 units of KWESST ("July 2022 Units"), at a price of $15.05 per July 2022 Unit (the "Issue Price"), for aggregate gross proceeds of $344,000 (the "July 2022 Offering").

Each July 2022 Unit is comprised of one common share and seventy one-half common share purchase warrant (the "July 2022 Warrants"). Accordingly, we issued 800,000 Warrants exercisable at $0.285 each for a period of 24 months from the closing date. Each Warrant converts into 0.01428571 common shares or 70 warrants for one common share. There was no finder fee paid in this private placement.

Certain of our directors and officers (the "Insiders") purchased 5,814 Units for a total consideration of $87,500. The issuance of Units to the Insiders constitutes a related party transaction but is exempt from the formal valuation and minority approval requirements of Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions ("MI 61-101") as KWESST's securities are not listed on any stock exchange identified in Section 5.5(b) of MI 61-101 and neither the fair market value of the units issued to the Insiders, nor the fair market value of the entire private placement, exceeds 25% of our market capitalization.

The securities were issued in accordance with applicable prospectus exemptions under Canadian securities laws.

Police Ordnance Acquisition

As disclosed in Note 4(a), we issued 3,965 common shares to the selling shareholders in December 2021 at the closing of the acquisition and an additional 875 common shares in April 2022 following the achievement of  the financial milestone as defined in the share purchase agreement.

2021 Activities

Brokered Private Placement

In April 2021, we closed our over-subscribed brokered private placement, resulting in the issuance of 51,087 units ("Units") of KWESST, at a price of $87.50 per Unit (the "Issue Price"), for aggregate gross proceeds of $4,470,071 (the "April 2021 Offering"), as amended in August 2021.

Under the April 2021 Offering, we sold a total of 51,087 units at a price of $87.50 per Unit. Each Unit is comprised of one common share of the Company and seventy common share purchase warrants ("April 2021 Warrant"). Each April 2021 Warrant is exercisable to acquire 1/70 of a common share at a price of $1.75 each (70 warrants for one common share) for a period of 24 months from the closing of the April 2021 Offering ("Closing Date"). If at any time after four (4) months and one (1) day following the Closing Date, the trading price of KWESST common stock on the TSX Venture Exchange is equal to or exceeds $210.00 for a period of 10 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of the April 2021 Warrants of its intention to force the exercise of the April 2021 Warrants. Upon receipt of such notice, the holders of April 2021 Warrants shall have 30 days to exercise the April 2021 Warrants, failing which the April 2021 Warrants will automatically expire. Our directors and officers purchased 1,029 Units for a total consideration of $90,000.

In connection with this Offering, management has concluded the Unit qualified as an equity instrument under IAS 32, Financial Instruments: Presentation. Furthermore, management used the residual method to allocate the $87.50 consideration between common shares and the April 2021 Warrants. Because the April 2021 Warrants include an accelerator provision for expiration, management used the Barrier option model to estimate the fair value of these April 2021 Warrants at $0.24 each (70 warrants for one common share). As a result, $70.70 of the $87.50 consideration was allocated to common shares and is reflected in the above table of outstanding common shares.

The total cash and non-cash share offering costs were $630,680 for the Offering, including cash commission of $288,405 paid to the Agents and $233,057 of Compensation Options granted to the Agents (see part (c) Contributed Surplus).

Asset Acquisition

In April 2021, following the closing of the brokered private placement, KWESST closed on the acquisition of the PARA OPSTM System technology resulting in the issuance of 14,286 common shares and 500,000 warrants (see Note 4(a)). Management estimated a fair value of $0.85 per warrant, using the Black-Scholes option model (see below - Warrants).

Private Placement

In September 2021, we closed a non-brokered private placement, resulting in the issuance of 10,714 units ("September Units") of KWESST, at a price of $140.00 per September Unit (the "Issue Price"), for aggregate gross proceeds of $1,500,000 (the "September 2021 Offering").

Under the September 2021 Offering, each September Unit is comprised of one common share and seventy Warrant Shares at a price of $2.35 for each 1/70 of a common share (70 warrants for one common share) for a period of 24 months from September 16, 2021 ("September 2021 Warrants"). If at any time after four months and one day following September 16, 2021, the trading price of KWESST common stock on the TSX-V is equal to or exceeds $322.00 for a period of 3 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of Warrants of its intention to force the exercise of the Warrants. Upon receipt of such notice, the holders of Warrants shall have 30 days to exercise the Warrants, failing which the Warrants will automatically expire.

We paid cash commissions to Haywood Securities Inc. in the amount of $90,000 and granted 45,000 broker warrants ("September 2021 Broker Warrants"). Each September 2021 Broker Warrant is exercisable to acquire 1/70 of a common share at a price of $2.00 for a period of 24 months from the closing of the September 2021 Offering. Management estimated a fair value of $0.72 per warrant, using the Black-Scholes option model (see below - Warrants).

In connection with this private placement, management has concluded the September Unit qualified as an equity instrument under IAS 32, Financial Instruments: Presentation. Furthermore, management used the residual method to allocate the $140.00 consideration between the common share and the Warrant. Because the warrant includes an accelerator provision for expiration, management used the Barrier option model to estimate the fair value of these September 2021 Warrants at $0.52 each (70 warrants for one common share). As a result, $103.60 of the $140.00 consideration was allocated to common shares and is reflected in the above table of outstanding common shares at September 30, 2021.

The total cash and non-cash share offering costs were $130,730 for this private placement.

Amended License

In April 2021, we issued 1,429 common shares for the exclusivity with AerialX as disclosed in Note 26.

Debt for Equity Settlement

During the year ended September 30, 2022, we settled $19,000 of legal fees for 143 common shares.

During the year ended September 30, 2021, we settled the following liabilities with our common shares:

•	$47,000 of legal fees for 816 common shares; and
•	$16,866 of online advertising services for 346 common shares.

2020 Activities

Brokered Private Placements

In September 2020, KWESST closed a brokered private placement led by PI Financial Corp., resulting in the issuance of 62,994, at $49.01 each, for aggregate gross proceeds of $3,086,687. The total share offering costs were $325,887, settled in cash and warrants.

2020 Convertible Notes

In May 2020, KWESST Inc. closed on approximately $1.1 million gross proceeds from the issuance of unsecured convertible notes ("2020 Notes"), with automatic conversion upon a Liquidity Event including the listing of KWESST on the TSX-V.  In connection with these 2020 Notes, the note holders earned interest at a rate of 15% per annum. Additionally, as an inducement, the note holders also received 25% of the principal amount in the form of KWESST common shares based on a stock price of $31.50, resulting in the issuance 8,583 at the QT.

In light of KWESST going public in September 2020, resulting in the automatic conversion of these 2020 Notes, management concluded that under IAS 38 the recognition of these 2020 Notes should be accounted for as equity and not debt.  At the QT, these 2020 Notes were converted to 35,398 common shares. Because the 2020 Notes were treated as equity instruments, the total accrued interest of $59,112 was not recognized in the profit or loss. This accrued interest was converted to 1,877 common shares at QT. In connection with this private placement, KWESST incurred $58,065 of offering costs settled in cash and warrants.

Private Placements

In January 2020, KWESST closed a non-brokered private placement, resulting in the issuance of 37,500 common shares of KWESST, at $28.00 each, for aggregate gross proceeds of $1,050,000.

In March 2020, KWESST closed a non-brokered private placement, resulting in the issuance of 12,082 common shares of KWESST, at $35.00 each, for aggregate gross proceeds of $422,875.

In June 2020, KWESST closed a non-brokered private placement, resulting in the issuance of 229 common shares of KWESST, at $34.93 each, for aggregate gross proceeds of $8,000.

Performance Share Bonus

During the quarter ended September 30, 2020, KWESST settled performance bonuses in the form of 643 common shares. Additionally, KWESST awarded 7,143 common shares each to two M&A / capital market advisors for successfully assisting KWESST to complete a QT, in accordance with their respective consulting agreement.

Shares from Foremost

As part of the reverse acquisition, KWESST assumed 12,836 common shares previously issued by Foremost (see Note 4(b)).

2019 Convertible Notes

In September 2020, as a result of the completion of the QT (see Note 4 (c)) all the 2019 Convertible Notes and accrued interest were automatically converted to 6,523 common shares of KWESST.

Asset Acquisition

As disclosed in Note 4(c), KWESST issued 9,957 common shares to acquire the Phantom system technology.

b) Warrants

The following reflects the warrant activities:

	September 30, 2022		September 30, 2021		September 30, 2020
		Weighted		Weighted		Weighted
	Number of	average	Number of	average exercise	Number of	average exercise
	warrants	exercise price	warrants	price	warrants	price
Outstanding, beginning of year	13,901,640	$0.74	9,585,050	$0.24	8,500,000	$0.20
Issued	1,000,000	$0.57	5,043,165	$1.73	1,085,050	$0.54
Exercised	(1,330,000)	$0.26	(726,575)	$1.05	-	$-
Expired	(154,484)	$0.56	-	$-	-	$-
Outstanding, end of year	13,417,156	$0.78	13,901,640	$0.74	9,585,050	$0.24

Exercisable, end of year	12,792,156	$0.82	12,901,640	$0.75	8,835,050	$0.22

As a result of the Reverse Split (see Note 1(b)), the warrant holder must exercise 70 warrants to receive one common share.

The following table provides additional information on the total outstanding warrants at September 30, 2022:

	Number
	outstanding	Fair value (1)	Expiry Date
Founders' warrants:
Exercise price of $0.20	5,520,000	$1,013	January 1, 2024
Exercise price of $0.20	1,900,000	$18,865	June 14, 2024

GhostStep's warrants:
Exercise price of $0.50	250,000	$60,000	January 15, 2023

April 2021 equity financing:
Exercise price of $1.75	3,274,657	$785,918	April 29, 2023
Exercise price of $1.75	40,000	$9,600	August 25, 2023

LEC's warrants (see Note 4(b)):
Exercise price of $0.70	500,000	$425,000	April 29, 2026

September 2021 equity financing:
Exercise price of $2.35	750,000	$390,000	September 16, 2023

Broker warrants:
Exercise price of $1.75	137,499	$33,000	April 29, 2023
Exercise price of $2.00	45,000	$32,400	September 16, 2023

Acquisition of Police Ordnance (Note 4(a)):
Exercise price of $1.72	200,000	$132,000	December 15, 2024

July 2022 equity financing
Exercise price of $0.285	800,000	$72,000	July 14, 2024
	13,417,156	$1,959,796

(1) Fair value is calculated based on the grant date fair value and number outstanding at September 30, 2022. It does not represent the fair value at September 30, 2022.

The fair value for the warrants issued during the year ended September 30, 2022, was determined by the Black Scholes option pricing model using the following key inputs:

	Acquisition of POC	July 2022 Warrants
Exercise Price	$1.72	$0.285
1/70 of stock price	$1.36	$0.215
Volatility	84.7%	90.5%
Dividend Yield	Nil	Nil
Risk-free interest rate	1.04%	3.12%
Expected life	3	2

Weighted average fair value per warrant	$0.66	$0.09

The fair value for the warrants issued during the year ended September 30, 2021, was determined by the following valuation models and key inputs:

	Barrier Option Model		Black-Scholes Option Model
	April 2021 warrants	September 2021 warrants	September 2021 broker warrants	LEC warrants
Exercise Price	$1.75	$2.35	$2.00	$0.70
1/70 of stock price	$1.01	$2.14	$2.14	$0.40
Volatility	80%	80%	80%	0%
Dividend Yield	Nil	Nil	Nil	Nil
Risk-free interest rate	0.31%	0.26%	0.26%	69.00%
Barrier (accelerator on life of warrants)	$3.00	$4.60	N/A	N/A
Rebate	$1.25	$2.00	N/A	N/A
Expected life	2	1	1	0.85

Weighted average fair value per warrant	$0.24	$0.52	$0.72	$0.85

The fair value for the warrants issued during nine months ended September 30, 2020, was determined using the Black-Scholes option model using the following inputs:

	Warrants @	Warrants @	Warrants
	$0.40	$0.45	@ $0.70
1/70 of stock price	$0.40	$0.50	$0.70
Volatility	68%	68%	67%
Dividend Yield	Nil	Nil	Nil
Risk-free interest rate	1.47%	0.27%	0.29%
Expected life	2	2	2

Estimated fair value per warrant	$0.15	$0.20	$0.26
c) Contributed Surplus

Contributed surplus consists of issued broker compensation options at fair value, the cumulative amortized fair value of share-based compensation grants since inception, less amounts transferred to share capital for exercises. If outstanding options expire or are forfeited, there is no reversal of contributed surplus.

Broker Compensation Options

The April 2021 Offering was completed by PI Financial Corp., the lead agent and sole bookrunner (the "Lead Agent"), and other dealers (the "Agents"). As consideration for the services provided by the Agents in connection with the April 2021 Offering, the Agents received: (a) a cash commission of $288,405; and (b) 3,296 compensation options (the "Compensation Options"). Each Compensation Option is exercisable to acquire one unit of KWESST (a "Compensation Option Unit") at a price equal to $87.50 for a period of two years after the closing of the Offering. Each Compensation Option Unit is comprised of one Common Share and seventy Common Share purchase warrants (a "Compensation Option Warrant"). Each Compensation Option Warrant is exercisable to acquire 1/70 of a Common Share (a "Compensation Option Warrant Share") at a price of $1.75 per Compensation Option Warrant Share (70 Compensation Option Warrant for one Compensation Option Warrant Share) for a period of 24 months from the closing of the Offering.

Based on the structure of the Compensation Option, management estimated its fair value using the Monte Carlo method. Management estimated a fair value of $77.00 per Compensation Option.  The following were key inputs used in the Monte Carlo simulation: estimated life of 2 years, underlying stock price of $90.30, exercise price of Compensation Option of $87.50, exercise price of 70 Compensation Option Warrants of $87.50, estimated volatility of 80%, risk free rate of 0.31%, and discount for lack of marketability of 0%.

Accordingly, we recorded $233,057 of Compensation Options in contributed surplus, with an equal offset to share offering costs (a non-cash transaction).

During the year ended September 30, 2021, the Agents have exercised 2,459 Compensation Option Units for total gross proceeds of $215,148. At September 30, 2022, the total outstanding Compensation Option Units was 837.

Share-based compensation

On March 31, 2022, our shareholders approved the amended Company's Long-Term Incentive Plan (the "LTIP") to retain a competitive compensation structure for its directors, executives, employees, consultants, and service providers. The LTIP allows for the issuance of stock options ("Options"), restricted share units ("RSUs"), deferred share units ("DSUs"), share appreciation rights ("SARs"), and performance stock units ("PSUs") - collectively referred as Compensation Securities.

Under the LTIP, the aggregate maximum number of common shares available for issuance from treasury at any given time shall not exceed 10% of the outstanding common shares as of the date of Compensation Securities, subject to adjustment or increase of such number pursuant to the terms of the LTIP. Any Options that have been cancelled, repurchased, expired, or exercised will again be available under the LTIP. The maximum number of common shares issuable under the LTIP in respect RSUs, DSUs, SARs, and PSUs (herein referred as "Share Units") shall not exceed 60,382 shares. The LTIP is subject to annual shareholder approval at the Annual General and Special Meeting.

(i) Stock Options

At September 30, 2022, there were 19,833 stock options available for grant under our LTIP.

The following is summary of changes in outstanding stock options for the respective periods:

		Weighted
	Number of	average
	options	exercise price
Outstanding at December 31, 2019	-	$-
Granted	29,357	$45.50
Options from the Qualifying Transaction	1,224	$32.90
Exercised	(1,743)	$35.00
Outstanding at September 30, 2020	28,838	$45.50
Granted	52,988	$104.30
Exercised	(18,194)	$50.40
Cancelled	(4,096)	$48.30
Outstanding at September 30, 2021	59,536	$95.90
Granted	9,500	$69.59
Cancelled	(11,928)	$131.76
Outstanding at September 30, 2022	57,108	$83.87

Options exercisable at September 30, 2022	43,618	$83.90

During the year ended September 30, 2022, we granted 9,500 (2021 – 52,988, 2020 – 29,357) options at a weighted average exercise price of $69.59 (2021 – $104.30, 2020 – $45.50). At September 30, 2022, the weighted average remaining vesting period was 0.88 years (2021 – 1.82 years, 2020 – 0.87).

For the options granted during the year ended September 30, 2022, the per share weighted-average fair value of stock options was $38.21 (2021 – $50.40, 2020 – $16.10), using the Black-Scholes option model with the following weighted-average assumptions:

	2022	2021	2020
	$14.70 to	$49.00 to	$28.00 to
Stock price	$126.70	$159.60	$49.00
	$14.70 to	$49.00 to	$28.00 to
Exercise price	$126.70	$159.60	$49.00
Volatility	90.48%	76.46%	67.71%
Dividend yield	Nil	Nil	Nil
Risk-free interest rate	2.04%	0.35%	65.00%
Expected life (years)	2.91	2.26	3.38
Weighted-average fair value per option	$38.21	$50.40	$16.10

The following table summarizes information about stock options outstanding at September 30, 2022:

		Weighted
		average	Weighted		Remaining	Weighted
Range of		remaining	average		exercisable	average
exercise	Number	contractual	outstanding		contractual	exercisable
prices	outstanding	life	strike price	Exercisable	life	strike price
$14.70 to $41.16	4,592	4.54	$15.91	306	0.71	$32.90
$41.17 to $67.63	12,329	2.74	$48.74	12,329	2.74	$48.74
$67.64 to $94.10	20,973	3.47	$78.02	17,080	3.38	$75.79
$94.11 to 120.57	7,448	3.34	$118.59	7,448	3.34	$118.59
$120.58 to $147.00	11,766	3.95	$135.66	6,455	3.97	$134.87
	57,108	3.48	$83.87	43,618	3.26	$83.90

Amendment to stock option grants

For the year ended September 30, 2022, we had no amended stock option grants.

During the year ended September 30, 2021, our Board of Directors approved the acceleration of vesting for 5,507 options and the cancellation of 3,571 options. This contributed an additional stock-based compensation charge of $65,813 (included in the above total share-based compensation expenses).

(ii) Share Units

At September 30, 2022, there were 27,503 Share Units available for grant under our LTIP.

The following table shows the changes in Share Units:

	RSUs	PSUs	SARs	Total
Outstanding at September 30, 2020	-	-	-	-
Granted	16,412	2,857	2,143	21,412
Vested and converted	(139)	-	-	(139)
Outstanding at September 30, 2021	16,273	2,857	2,143	21,273
Granted	10,726	17,942	514	28,668
Vested and converted to common shares	(5,681)	(2,666)	-	(8,347)
Vested and repurchased for withholding taxes	(144)	(249)	-	(393)
Expired / cancelled	-	(17,714)	-	(17,714)
Outstanding at September 30, 2022	21,174	170	2,657	24,001

RSUs:

Each RSU entitles the holder to receive one common share in the future, based on continued service during the applicable period.

During the year ended September 30, 2022, we granted 10,726 RSUs (2021 - 16,412), with a weighted-average grant date fair value of $43.50 per unit (2021 - $105.70). The weighted average vesting period for the outstanding RSUs was 0.18 years at September 30, 2022 (2021 - 0.69 years).

PSUs:

Each PSU entitles the holder to receive one common share in the future, based on the achievement of established performance criteria and continued service during the applicable performance period.

During the year ended September 30, 2022, we granted 17,942 PSUs (2021 - 2,857), with a weighted-average grant date fair value of $126.70 per unit (2021 - $105.00).  The outstanding PSUs were fully vested at September 30, 2022 (2021 - Weighted average vesting period was 0.40 years).

SARs:

Each SAR entitles the holder to receive cash or common share at our discretion in the future, based on continued service during the applicable period. The amount of the cash payment or the value of common shares is determined based on the increase of the share price of KWESST between the grant date and the exercise date. Because we intend to always settle in common shares, we account for SARs as equity-settled awards.

During the year ended September 30, 2022, we granted 514 SARs (2021 - 2,143) at an exercise price of $126.70 (2021 - $115.50 each). The 514 SARs will expire on May 31, 2023 and 2,143 SARs will expire on January 22, 2024.

(iii) Share-based Compensation

For the year ended September 30, 2022, we recorded share-based compensation of $1,960,072 (2021 - $2,462,207, 2020 - $283,084).

The following table presents a breakdown of total share-based compensation expense by function:

	Year ended	Year ended	Nine months ended
	September 30,	September 30,	September 30,
	2022	2021	2020
General and administrative	$1,104,858	$1,425,111	$160,267
Selling and marketing	552,627	754,167	42,700
Research and development, net	302,587	282,929	80,117
Total share-based compensation	$1,960,072	$2,462,207	$283,084